BUSINESS COMBINATION (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 06, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capital increase	R$ 133,100	R$ 263
Issuance of common shares	122,110,092	571,251
Metalgrafica Lguacu S. A [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination		133,363
Equity Interests Issued [Member] | Metalgrafica Lguacu S. A [Member]
IfrsStatementLineItems [Line Items]
Determination of comment		The Prada issued new shares that were delivered to Metalgrafica's shareholders
Purchase price considered for the business combination		263
Equity Interests Issued 1 [Member] | Metalgrafica Lguacu S. A [Member]
IfrsStatementLineItems [Line Items]
Determination of comment		The Metalgrafica issued new shares which were acquired by Prada
Purchase price considered for the business combination		133,100